Segmented Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
IfrsStatementLineItems [Line Items]
Total revenue	$ 9,107	$ 7,984	$ 21,635	$ 17,388
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Total revenue	$ 9,107	$ 7,984	$ 21,635	$ 17,388